Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Contrafund® Portfolio
September 30, 2022
VIPCON-NPRT3-1122
1.808782.118
Common Stocks - 94.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	2,720,000	103,278,400
Entertainment - 1.3%
Activision Blizzard, Inc.	859,300	63,880,362
Netflix, Inc. (a)	502,699	118,355,453
The Walt Disney Co. (a)	147,358	13,900,280
Universal Music Group NV	729,093	13,655,949
Warner Music Group Corp. Class A	20,452	474,691
		210,266,735
Interactive Media & Services - 9.4%
Alphabet, Inc. Class C (a)	10,548,480	1,014,236,352
Bumble, Inc. (a)	336,600	7,233,534
Meta Platforms, Inc. Class A (a)	3,954,122	536,495,273
Pinterest, Inc. Class A (a)	131,700	3,068,610
		1,561,033,769
Media - 0.6%
Comcast Corp. Class A	2,850,000	83,590,500
Liberty Media Corp. Liberty Formula One Group Series C (a)	365,927	21,406,730
		104,997,230
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	138,400	18,569,128
TOTAL COMMUNICATION SERVICES		1,998,145,262
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 0.5%
General Motors Co.	343,800	11,032,542
Hyundai Motor Co.	128,600	15,570,957
Rad Power Bikes, Inc. (a)(b)(c)	401,674	1,751,299
Rivian Automotive, Inc.	11,312	372,278
Tesla, Inc. (a)	107,600	28,540,900
Toyota Motor Corp.	1,974,300	25,804,996
		83,072,972
Distributors - 0.1%
Genuine Parts Co.	92,200	13,767,304
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	2,073	197,412
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc. Class A (a)	273,100	28,686,424
Chipotle Mexican Grill, Inc. (a)	5,485	8,242,639
Domino's Pizza, Inc.	6,500	2,016,300
Evolution AB (d)	12,500	988,094
Hilton Worldwide Holdings, Inc.	199,400	24,051,628
Hyatt Hotels Corp. Class A (a)	12,900	1,044,384
McDonald's Corp.	34,400	7,937,456
Starbucks Corp.	11,300	952,138
		73,919,063
Household Durables - 0.1%
Lennar Corp. Class A	152,978	11,404,510
NVR, Inc. (a)	3,000	11,961,240
		23,365,750
Internet & Direct Marketing Retail - 4.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	12,900	1,031,871
Amazon.com, Inc. (a)	6,263,340	707,757,420
Cazoo Group Ltd. Class A (a)	672,093	309,163
Coupang, Inc. Class A (a)	1,243,295	20,725,728
Deliveroo PLC Class A (a)(d)	347,500	326,677
Doordash, Inc. (a)	12,800	632,960
Global-e Online Ltd. (a)	37,200	995,472
MercadoLibre, Inc. (a)	2,600	2,152,228
Wayfair LLC Class A (a)	12,900	419,895
		734,351,414
Multiline Retail - 0.7%
Dollar General Corp.	363,898	87,284,574
Dollar Tree, Inc. (a)	145,600	19,816,160
Dollarama, Inc.	48,600	2,790,010
Kohl's Corp.	35,400	890,310
		110,781,054
Specialty Retail - 3.3%
Academy Sports & Outdoors, Inc.	479,953	20,244,418
AutoZone, Inc. (a)	37,100	79,465,603
Dick's Sporting Goods, Inc.	264,229	27,648,923
Fanatics, Inc. Class A (b)(c)	232,280	17,548,754
Lowe's Companies, Inc.	278,664	52,335,886
National Vision Holdings, Inc. (a)	201,000	6,562,650
O'Reilly Automotive, Inc. (a)	129,769	91,273,026
The Home Depot, Inc.	717,860	198,086,288
TJX Companies, Inc.	22,354	1,388,630
Tractor Supply Co.	21,500	3,996,420
Ulta Beauty, Inc. (a)	48,400	19,417,596
Williams-Sonoma, Inc.	203,704	24,006,516
		541,974,710
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	13,759	4,301,201
Dr. Martens Ltd.	2,235,095	5,476,290
LVMH Moet Hennessy Louis Vuitton SE	1,600	943,320
NIKE, Inc. Class B	218,230	18,139,278
On Holding AG	520,100	8,347,605
		37,207,694
TOTAL CONSUMER DISCRETIONARY		1,618,637,373
CONSUMER STAPLES - 4.1%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	84,600	3,832,095
Constellation Brands, Inc. Class A (sub. vtg.)	25,600	5,879,808
Diageo PLC	518,784	21,837,449
Keurig Dr. Pepper, Inc.	118,100	4,230,342
PepsiCo, Inc.	206,170	33,659,314
The Coca-Cola Co.	1,357,500	76,047,150
The Vita Coco Co., Inc. (e)	7,033	80,106
		145,566,264
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	103,700	4,174,725
Costco Wholesale Corp.	623,701	294,555,271
Walmart, Inc.	48,200	6,251,540
		304,981,536
Food Products - 0.1%
General Mills, Inc.	25,100	1,922,911
Mondelez International, Inc.	104,200	5,713,286
Nestle SA (Reg. S)	19,150	2,071,213
		9,707,410
Household Products - 0.7%
Procter & Gamble Co.	972,500	122,778,125
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	395,594	85,408,745
L'Oreal SA (a)	19,100	6,107,074
Olaplex Holdings, Inc.	356,113	3,400,879
		94,916,698
TOTAL CONSUMER STAPLES		677,950,033
ENERGY - 5.3%
Energy Equipment & Services - 0.0%
Halliburton Co.	55,500	1,366,410
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp. (a)	32,800	1,001,384
Birchcliff Energy Ltd.	78,434	557,019
Canadian Natural Resources Ltd. (e)	578,200	26,914,439
Cenovus Energy, Inc. (Canada)	204,500	3,141,485
Cheniere Energy, Inc.	251,200	41,676,592
Chevron Corp.	921,500	132,391,905
ConocoPhillips Co.	1,118,700	114,487,758
Continental Resources, Inc.	137,200	9,166,332
Coterra Energy, Inc.	530,000	13,843,600
Devon Energy Corp.	420,400	25,278,652
Diamondback Energy, Inc.	132,800	15,997,088
EOG Resources, Inc.	309,800	34,613,954
EQT Corp.	47,000	1,915,250
Equinor ASA	27,300	900,319
Exxon Mobil Corp.	1,941,979	169,554,186
Hess Corp.	255,013	27,793,867
Marathon Petroleum Corp.	142,041	14,108,933
Occidental Petroleum Corp.	1,945,362	119,542,495
PDC Energy, Inc.	741,555	42,854,463
Phillips 66 Co.	63,500	5,125,720
Pioneer Natural Resources Co.	138,800	30,054,364
Reliance Industries Ltd.	239,781	6,993,729
Suncor Energy, Inc.	209,700	5,905,332
Tourmaline Oil Corp.	37,012	1,923,547
Valero Energy Corp.	394,700	42,173,695
		887,916,108
TOTAL ENERGY		889,282,518
FINANCIALS - 11.7%
Banks - 2.8%
Banco Santander SA (Spain)	826,200	1,922,486
Bank of America Corp.	4,735,747	143,019,559
Citigroup, Inc.	58,300	2,429,361
JPMorgan Chase & Co.	1,732,439	181,039,876
Nu Holdings Ltd. (e)	464,800	2,045,120
Royal Bank of Canada (e)	622,900	56,082,870
Starling Bank Ltd. Series D (a)(b)(c)	2,643,467	6,788,595
The Toronto-Dominion Bank	735,900	45,133,708
Wells Fargo & Co.	752,800	30,277,616
		468,739,191
Capital Markets - 3.1%
Ameriprise Financial, Inc.	56,000	14,109,200
BlackRock, Inc. Class A	800	440,224
Blackstone, Inc.	10,600	887,220
Brookfield Asset Management, Inc. (Canada) Class A	388,200	15,880,973
Charles Schwab Corp.	376,500	27,059,055
Goldman Sachs Group, Inc.	132,400	38,799,820
Moody's Corp.	77,600	18,865,336
Morgan Stanley	2,354,700	186,044,847
MSCI, Inc.	240,828	101,578,842
Raymond James Financial, Inc.	490,000	48,421,800
S&P Global, Inc.	177,000	54,046,950
T. Rowe Price Group, Inc.	125,700	13,199,757
		519,334,024
Consumer Finance - 0.1%
American Express Co.	73,000	9,848,430
Capital One Financial Corp.	55,200	5,087,784
		14,936,214
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	2,380,188	635,557,800
Insurance - 1.9%
Admiral Group PLC	113,689	2,415,167
American International Group, Inc.	742,311	35,244,926
Aon PLC	8,000	2,142,960
Arthur J. Gallagher & Co.	478,400	81,911,648
Brookfield Asset Management Reinsurance Partners Ltd.	2,671	109,288
Chubb Ltd.	320,100	58,219,788
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,600	3,927,791
Hartford Financial Services Group, Inc.	135,400	8,386,676
Intact Financial Corp.	93,200	13,189,755
Marsh & McLennan Companies, Inc.	60,300	9,002,187
Progressive Corp.	463,800	53,898,198
The Travelers Companies, Inc.	260,400	39,893,280
W.R. Berkley Corp.	30,400	1,963,232
		310,304,896
TOTAL FINANCIALS		1,948,872,125
HEALTH CARE - 17.8%
Biotechnology - 2.8%
AbbVie, Inc.	297,107	39,874,730
Alnylam Pharmaceuticals, Inc. (a)	15,300	3,062,448
Argenx SE ADR (a)	29,002	10,239,156
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,624	1,303,690
BioMarin Pharmaceutical, Inc. (a)	11,900	1,008,763
Galapagos NV sponsored ADR (a)	128,100	5,462,184
Intellia Therapeutics, Inc. (a)	46,252	2,588,262
Legend Biotech Corp. ADR (a)	66,600	2,717,280
Neurocrine Biosciences, Inc. (a)	3,900	414,219
Regeneron Pharmaceuticals, Inc. (a)	367,625	253,245,834
United Therapeutics Corp. (a)	60,344	12,634,827
Vertex Pharmaceuticals, Inc. (a)	481,400	139,384,556
Verve Therapeutics, Inc. (a)	10,200	350,370
Zai Lab Ltd. (a)	436,170	1,484,888
		473,771,207
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp. (a)	707,228	58,438,250
Figs, Inc. Class A (a)	26,100	215,325
Intuitive Surgical, Inc. (a)	222,960	41,791,622
ResMed, Inc.	130,000	28,379,000
Straumann Holding AG	25,753	2,355,374
		131,179,571
Health Care Providers & Services - 6.7%
AmerisourceBergen Corp.	68,700	9,297,171
Cardinal Health, Inc.	90,400	6,027,872
Centene Corp. (a)	104,852	8,158,534
Cigna Corp.	70,300	19,506,141
dentalcorp Holdings Ltd. (a)	76,000	437,398
Elevance Health, Inc.	107,700	48,921,648
Guardant Health, Inc. (a)	27,800	1,496,474
HCA Holdings, Inc.	60,667	11,149,988
Laboratory Corp. of America Holdings	132,900	27,219,249
McKesson Corp.	160,120	54,419,984
Molina Healthcare, Inc. (a)	101,700	33,544,728
Option Care Health, Inc. (a)	194,173	6,110,624
P3 Health Partners, Inc. (a)(b)	267,397	1,173,605
Tenet Healthcare Corp. (a)	235,325	12,138,064
UnitedHealth Group, Inc.	1,726,140	871,769,746
		1,111,371,226
Health Care Technology - 0.1%
Doximity, Inc. (a)	443,100	13,390,482
Life Sciences Tools & Services - 2.6%
Charles River Laboratories International, Inc. (a)	89,459	17,605,531
Danaher Corp.	980,563	253,269,617
Mettler-Toledo International, Inc. (a)	10,500	11,383,260
Thermo Fisher Scientific, Inc.	255,068	129,367,939
Veterinary Emergency Group LLC Class A (b)(c)(f)	146,054	9,277,350
Waters Corp. (a)	49,836	13,432,297
West Pharmaceutical Services, Inc.	20,765	5,109,851
		439,445,845
Pharmaceuticals - 4.8%
AstraZeneca PLC sponsored ADR	104,400	5,725,296
Bristol-Myers Squibb Co.	1,101,400	78,298,526
Eli Lilly & Co.	1,379,753	446,143,133
Intra-Cellular Therapies, Inc. (a)	50,800	2,363,724
Johnson & Johnson	419,700	68,562,192
Merck & Co., Inc.	1,143,400	98,469,608
Nuvation Bio, Inc. (a)	256,585	574,750
Pfizer, Inc.	458,600	20,068,336
Roche Holding AG (participation certificate)	29,000	9,440,450
Royalty Pharma PLC	831,869	33,424,496
Zoetis, Inc. Class A	244,800	36,301,392
		799,371,903
TOTAL HEALTH CARE		2,968,530,234
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	93,700	36,195,373
Northrop Grumman Corp.	118,600	55,779,952
Space Exploration Technologies Corp. Class A (a)(b)(c)	175,917	12,314,190
		104,289,515
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	12,200	1,174,982
Delhivery Private Ltd. (b)	546,000	3,708,840
United Parcel Service, Inc. Class B	754,400	121,865,776
Zipline International, Inc. (b)(c)	50,479	1,271,061
		128,020,659
Building Products - 0.6%
Builders FirstSource, Inc. (a)	573,900	33,814,188
Carlisle Companies, Inc.	15,600	4,374,396
Carrier Global Corp.	810,000	28,803,600
Fortune Brands Home & Security, Inc.	79,140	4,249,027
Toto Ltd.	633,600	21,101,030
		92,342,241
Commercial Services & Supplies - 0.3%
Aurora Innovation, Inc. (a)	147,689	326,393
Cintas Corp.	14,725	5,716,098
Clean Harbors, Inc. (a)	33,600	3,695,328
Clean TeQ Water Pty Ltd. (a)	3,117	977
Copart, Inc. (a)	86,000	9,150,400
GFL Environmental, Inc. (e)	31,692	801,491
Waste Management, Inc.	223,300	35,774,893
		55,465,580
Construction & Engineering - 0.0%
Quanta Services, Inc.	66,700	8,496,913
Electrical Equipment - 0.1%
AMETEK, Inc.	80,000	9,072,800
Hubbell, Inc. Class B	8,200	1,828,600
SES AI Corp. Class A (a)(e)	2,200	10,736
		10,912,136
Industrial Conglomerates - 0.3%
General Electric Co.	815,477	50,486,181
Machinery - 0.4%
Deere & Co.	71,600	23,906,524
Fortive Corp.	33,300	1,941,390
Otis Worldwide Corp.	386,700	24,671,460
PACCAR, Inc.	155,697	13,030,282
		63,549,656
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	399,500	26,668,039
J.B. Hunt Transport Services, Inc.	97,100	15,188,382
Old Dominion Freight Lines, Inc.	157,700	39,231,029
Union Pacific Corp.	122,800	23,923,896
		105,011,346
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	34,200	16,730,298
TOTAL INDUSTRIALS		635,304,525
INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	109,800	12,395,322
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	2,628,231	175,986,348
CDW Corp.	32,900	5,135,032
Keysight Technologies, Inc. (a)	100,000	15,736,000
		196,857,380
IT Services - 2.6%
Accenture PLC Class A	604,197	155,459,888
Adyen BV (a)(d)	6,062	7,560,297
Affirm Holdings, Inc. (a)(e)	45,800	859,208
Automatic Data Processing, Inc.	196,900	44,536,811
Cloudflare, Inc. (a)	6,153	340,322
Cognizant Technology Solutions Corp. Class A	112,000	6,433,280
MasterCard, Inc. Class A	295,000	83,880,300
MongoDB, Inc. Class A (a)	37,650	7,475,784
Paychex, Inc.	19,700	2,210,537
PayPal Holdings, Inc. (a)	10,800	929,556
Shopify, Inc. Class A (a)	19,700	530,382
Snowflake, Inc. (a)	94,300	16,027,228
Visa, Inc. Class A	600,000	106,590,000
		432,833,593
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc. (a)	941,873	59,677,073
Analog Devices, Inc.	546,239	76,112,942
ASML Holding NV	107,300	44,567,055
Broadcom, Inc.	185,900	82,541,459
Enphase Energy, Inc. (a)	39,600	10,987,812
KLA Corp.	230,000	69,604,900
Lam Research Corp.	189,800	69,466,800
Lattice Semiconductor Corp. (a)	82,923	4,080,641
Marvell Technology, Inc.	339,048	14,548,550
Monolithic Power Systems, Inc.	55,622	20,213,035
NVIDIA Corp.	1,868,240	226,785,654
onsemi (a)	1,602,596	99,889,809
Qualcomm, Inc.	1,254,117	141,690,139
Skyworks Solutions, Inc.	20,900	1,782,143
SolarEdge Technologies, Inc. (a)	3,400	786,964
Synaptics, Inc. (a)	238,343	23,598,340
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	14,500	994,120
Texas Instruments, Inc.	90,000	13,930,200
		961,257,636
Software - 10.8%
Adobe, Inc. (a)	203,253	55,935,226
Aspen Technology, Inc. (a)	10,752	2,561,126
Atlassian Corp. PLC (a)	193,948	40,843,509
Cadence Design Systems, Inc. (a)	526,721	86,082,013
Check Point Software Technologies Ltd. (a)	44,000	4,928,880
Clear Secure, Inc. (a)(e)	173,447	3,964,998
Epic Games, Inc. (a)(b)(c)	18,849	16,202,789
Fortinet, Inc. (a)	1,698,800	83,462,044
Intuit, Inc.	19,532	7,565,134
Microsoft Corp.	5,606,100	1,305,660,686
Roper Technologies, Inc.	94,000	33,806,160
Salesforce.com, Inc. (a)	837,338	120,442,698
ServiceNow, Inc. (a)	21,702	8,194,892
Stripe, Inc. Class B (a)(b)(c)	74,500	1,773,845
Synopsys, Inc. (a)	75,100	22,943,801
Tanium, Inc. Class B (a)(b)(c)	350,002	3,087,018
		1,797,454,819
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	7,418,100	1,025,181,420
Dell Technologies, Inc.	294,200	10,052,814
Pure Storage, Inc. Class A (a)	40,200	1,100,274
		1,036,334,508
TOTAL INFORMATION TECHNOLOGY		4,437,133,258
MATERIALS - 2.3%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	4,300	1,000,739
Albemarle Corp.	40,100	10,604,044
CF Industries Holdings, Inc.	398,700	38,374,875
Corteva, Inc.	157,600	9,006,840
LG Chemical Ltd.	2,240	820,594
Nutrien Ltd.	132,100	11,014,498
Sherwin-Williams Co.	206,135	42,206,141
The Mosaic Co.	465,100	22,478,283
Westlake Corp.	86,756	7,537,361
		143,043,375
Metals & Mining - 1.5%
Barrick Gold Corp. (Canada)	567,409	8,794,460
Cleveland-Cliffs, Inc. (a)	424,300	5,715,321
Franco-Nevada Corp.	753,855	90,046,748
Freeport-McMoRan, Inc.	1,175,472	32,125,650
Glencore PLC	388,100	2,039,472
Ivanhoe Electric, Inc. (a)	70,900	584,925
Ivanhoe Mines Ltd. (a)	77,100	496,195
Novagold Resources, Inc. (a)	62,678	295,841
Nucor Corp.	483,287	51,706,876
POSCO sponsored ADR	18,823	689,110
Steel Dynamics, Inc.	762,531	54,101,574
Sunrise Energy Metals Ltd. (a)	6,234	9,570
		246,605,742
TOTAL MATERIALS		389,649,117
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Equity Commonwealth (a)	225,200	5,485,872
Prologis (REIT), Inc.	118,600	12,049,760
VICI Properties, Inc.	115,000	3,432,750
Welltower Op	50,500	3,248,160
		24,216,542
UTILITIES - 0.9%
Electric Utilities - 0.9%
Constellation Energy Corp.	209,000	17,386,710
Exelon Corp.	84,400	3,161,624
NextEra Energy, Inc.	1,174,787	92,115,049
NRG Energy, Inc.	89,400	3,421,338
PG&E Corp. (a)	660,100	8,251,250
Southern Co.	212,838	14,472,984
		138,808,955
Multi-Utilities - 0.0%
Sempra Energy	12,300	1,844,262
TOTAL UTILITIES		140,653,217
TOTAL COMMON STOCKS (Cost $10,036,941,723)		15,728,374,204

Preferred Stocks - 0.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E(a)(b)(c)	27,000	1,069,470
Series F(a)(b)(c)	85,531	3,387,883
		4,457,353
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	52,367	228,320
Series C(a)(b)(c)	206,059	898,417
Series D(b)(c)	277,030	1,207,851
		2,334,588
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (b)(c)	2,500	934,125

Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (b)	65,587	3,193,579
GoBrands, Inc.:
Series G(a)(b)(c)	5,376	1,058,911
Series H(a)(b)(c)	6,820	1,343,335
		5,595,825
TOTAL CONSUMER DISCRETIONARY		8,864,538

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	22,172	624,142

HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	515,200	2,356,010

Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E(a)(b)(c)	229,170	3,357,341
Series F(a)(b)(c)	6,800	99,620
Somatus, Inc. Series E (b)(c)	1,539	1,423,560
		4,880,521
TOTAL HEALTH CARE		7,236,531

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(b)(c)	208,655	4,064,599
Space Exploration Technologies Corp. Series N (a)(b)(c)	39,568	27,697,600
		31,762,199
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	132,331	3,332,095

Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	26,772	2,353,527

TOTAL INDUSTRIALS		37,447,821

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	60,761	10,134,935

Software - 0.0%
Nuro, Inc.:
Series C(a)(b)(c)	305,791	4,326,943
Series D(b)(c)	63,961	905,048
Stripe, Inc. Series H (a)(b)(c)	30,400	723,824
Tenstorrent, Inc. Series C1 (a)(b)(c)	32,500	1,421,875
		7,377,690
TOTAL INFORMATION TECHNOLOGY		17,512,625

TOTAL CONVERTIBLE PREFERRED STOCKS		76,143,010
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (b)	103,462	5,037,798

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,012,300	12,491,782

TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,529,580
TOTAL PREFERRED STOCKS (Cost $78,677,692)		93,672,590

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h) (Cost $1,810,000)	1,810,000	1,810,000

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (i)	847,942,974	848,112,562
Fidelity Securities Lending Cash Central Fund 3.10% (i)(j)	58,265,555	58,271,382
TOTAL MONEY MARKET FUNDS (Cost $906,379,036)		906,383,944

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $11,023,808,451)	16,730,240,738
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(93,442,232)
NET ASSETS - 100.0%	16,636,798,506

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $157,888,154 or 0.9% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,875,068 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,762,067
Bowery Farming, Inc. Series C1	5/18/21	1,335,847
ByteDance Ltd. Series E1	11/18/20	6,657,837
Circle Internet Financial Ltd. Series E	5/11/21	1,679,200
Circle Internet Financial Ltd. Series F	5/09/22	2,763,836
Delhivery Private Ltd.	5/20/21	2,665,156
Discord, Inc. Series I	9/15/21	1,376,561
ElevateBio LLC Series C	3/09/21	2,161,264
Epic Games, Inc.	7/13/20 - 7/30/20	10,838,175
Fanatics, Inc. Class A	8/13/20 - 12/15/21	7,999,410
GoBrands, Inc. Series G	3/02/21	1,342,480
GoBrands, Inc. Series H	7/22/21	2,649,506
Lyra Health, Inc. Series E	1/14/21	2,098,418
Lyra Health, Inc. Series F	6/04/21	106,790
Nuro, Inc. Series C	10/30/20	3,991,979
Nuro, Inc. Series D	10/29/21	1,333,313
P3 Health Partners, Inc.	5/25/21	2,673,970
Rad Power Bikes, Inc.	1/21/21	1,937,611
Rad Power Bikes, Inc. Series A	1/21/21	252,610
Rad Power Bikes, Inc. Series C	1/21/21	993,996
Rad Power Bikes, Inc. Series D	9/17/21	2,655,000
Reddit, Inc. Series E	5/18/21	1,146,803
Reddit, Inc. Series F	8/11/21	5,285,337
Relativity Space, Inc. Series E	5/27/21	4,764,658
Somatus, Inc. Series E	1/31/22	1,342,985
Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	10,018,108
Space Exploration Technologies Corp. Series N	8/04/20	10,683,360
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	5,186,912
Stripe, Inc. Class B	5/18/21	2,989,564
Stripe, Inc. Series H	3/15/21	1,219,800
Tanium, Inc. Class B	9/18/20	3,988,343
Tenstorrent, Inc. Series C1	4/23/21	1,932,265
Tenstorrent, Inc. 0%	4/23/21	1,810,000
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	5,350,804
Zipline International, Inc.	10/12/21	1,817,244
Zipline International, Inc. Series E	12/21/20	4,317,881

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	382,874,841	3,985,004,834	3,519,767,113	4,764,941	-	-	848,112,562	1.7%
Fidelity Securities Lending Cash Central Fund 3.10%	52,611,950	347,351,260	341,691,828	130,116	-	-	58,271,382	0.2%
Total	435,486,791	4,332,356,094	3,861,458,941	4,895,057	-	-	906,383,944

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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